Note 11 - Income Taxes	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
11.	INCOME TAXES

	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Current income tax expense (recovery)	$(520)	$3,893	$(3,032)	$4,484
Deferred tax expense (recovery)	6,932	(5,726)	17,405	480
Provision for (recovery of) income taxes	$6,412	$(1,833)	$14,373	$4,964